Note 9 - Income Taxes (Details) - Components of Deferred Income Taxes (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
DeferredTaxAssetsAbstract
Net operating loss carryover	$ 23,569	$ 19,977
Capital loss carryover	77	77
Charitable contributions carryover		3
Share based compensation	6,890	6,501
Property and equipment	2,854	4,149
Goodwill	888
Deferred book liabilities	381	574
Total net deferred tax assets	34,659	31,281
Less valuation allowances	(34,659)	(31,281)
Net deferred tax assets	$ 0	$ 0